UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811- 23582

Modern Capital Funds Trust

75 Port City Landing, Suite 110

Mt. Pleasant, SC 29464

(Address of Principal Executive Offices)

Paracorp Inc.

2140 South Dupont Hwy.

Camden, DE 19934

(Name and address of agent for service)

Registrant's telephone number, including area code: (216) 329-4271

Date of fiscal year end: 3/31/2026

Date of reporting period: 9/30/2025

Item 1. Reports to Stockholders.

Modern Capital Funds Trust Modern Capital Tactical Income Fund Class A Shares - MCTOX

Semi-Annual Shareholder Report

September 30, 2025

This semi-annual shareholder report contains important information about the Modern Capital Tactical Income Fund, Class A Shares, for the period ended September 30, 2025, as well as certain changes to the Fund. You can find additional information at https://www.moderncap.com/ or 216-329-4271.

What were the Fund costs for the past year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$55	1.08%
Key Fund Statistics
(as of September 30, 2025)
Net Assets	$82,508,517
Number of Holdings	55
Portfolio Turnover Rate	357%
Total Advisory Fees Paid	$254,015

What did the Fund invest in?
(as of September 30, 2025)
Top 10 Holdings (% of net assets)

BrandywineGLOBAL - Global Income Opportunities Fund, Inc.	4.71%
BlackRock Innovation and Growth Term Trust	4.49%
Western Asset Emerging Markets Debt Fund, Inc.	4.28%
Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund	3.99%
Brookfield Real Assets Income Fund, Inc.	3.84%
PGIM Short Duration High Yield Opportunities Fund	3.69%
Liberty All-Star Growth Fund, Inc.	3.68%
Templeton Emerging Markets Income Fund, Inc.	3.28%
Virtus Convertible & Income Fund	3.27%
Cia Energetica De Minas Gerais - Cernig	3.14%
Sector Breakdown (% of net assets)
How Has The Fund Changed?

There were no material fund changes during the six months ended September 30, 2025.

Householding

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 216-329-4271.

For additional information about the Fund; including its prospectus, financial statements and other information, holdings and proxy voting information scan the QR code or visit https://www.moderncap.com/.

Modern Capital Funds Trust Modern Capital Tactical Income Fund Class ADV Shares - MCTDX

Semi-Annual Shareholder Report

September 30, 2025

This semi-annual shareholder report contains important information about the Modern Capital Tactical Income Fund, Class ADV Shares, for the period ended September 30, 2025, as well as certain changes to the Fund. You can find additional information at https://www.moderncap.com/ or 216-329-4271.

What were the Fund costs for the past year?
(Based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Class ADV Shares	$55	1.08%
Key Fund Statistics
(as of September 30, 2025)
Net Assets	$82,508,517
Number of Holdings	55
Portfolio Turnover Rate	357%
Total Advisory Fees Paid	$254,015

What did the Fund invest in?
(as of September 30, 2025)
Top 10 Holdings (% of net assets)

BrandywineGLOBAL - Global Income Opportunities Fund, Inc.	4.71%
BlackRock Innovation and Growth Term Trust	4.49%
Western Asset Emerging Markets Debt Fund, Inc.	4.28%
Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund	3.99%
Brookfield Real Assets Income Fund, Inc.	3.84%
PGIM Short Duration High Yield Opportunities Fund	3.69%
Liberty All-Star Growth Fund, Inc.	3.68%
Templeton Emerging Markets Income Fund, Inc.	3.28%
Virtus Convertible & Income Fund	3.27%
Cia Energetica De Minas Gerais - Cernig	3.14%
Sector Breakdown (% of net assets)
How Has The Fund Changed?

There were no material fund changes during the six months ended September 30, 2025.

Householding

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at 216-329-4271.

For additional information about the Fund; including its prospectus, financial statements and other information, holdings and proxy voting information scan the QR code or visit https://www.moderncap.com/.

Item 2. Code of Ethics.

Not applicable to semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual report.

Item 5. Audit Committee of Listed Companies.

Not applicable to open-end investment companies.

Item 6. Investments.

Schedule of investments in securities of unaffiliated issuers is included under Item 7 of this Form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Semi-Annual Financial Statements and Other Information

As of September 30, 2025

Modern Capital Tactical Income Fund

Class A Shares: MCTOX
Class ADV Shares: MCTDX

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Modern Capital Tactical Income Fund (the “Fund”). The Fund’s shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund’s shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund’s distributor is a bank.

The Modern Capital Tactical Income Fund is distributed by Vigilant Distributors, LLC., Member FINRA/SIPC, 223 Wilmington West Chester Pike, Suite 216, Chadds Ford, PA, 19317. There is no affiliation between the Fund, including its principals, and Vigilant Distributors, LLC.

Statements in these Financial Statements that reflect projections or expectations of future financial or economic performance of the Modern Capital Tactical Income Fund (“Fund”) and of the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. A copy of the prospectus is available at moderncap.com or by calling Shareholder Services at 216-329-4271. The prospectus should be read carefully before investing.

For More Information on the Modern Capital Tactical Income Fund:

See Our Website @ moderncap.com
or
Call Our Shareholder Services Group at 216-329-4271.

Modern Capital Tactical Income Fund - Class A Shares
Investment Highlights (Unaudited)

For the Period from April 5, 2021 (Commencement of Operations) through September 30, 2025

Average Annual Total Returns
For the Fiscal Period Ended September 30, 2025	6 Months	1 Year	Since Inception*
Modern Capital Tactical Income Fund - Class A Shares	4.27%	4.04%	13.60%
Modern Capital Tactical Income Fund - Class A Shares - with 5.00% sales load	(0.97)%	(1.14)%	12.30%
S&P 500 High Dividend Index**	1.71%	0.85%	8.37%
S&P 500 Index ***	19.96%	17.60%	16.77%

The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum sales charge of 5.00%, where applicable. The Class A maximum sales charge may be reduced or waived by the Fund’s adviser, Modern Capital Management Co. (the “Adviser”). Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods greater than one year are annualized. The Fund’s total annual operating expenses, before fee waivers and/or expense reimbursements, are 3.60% for Class A shares per the July 29, 2025 prospectus. After fee waivers and/or expense reimbursements, the Fund’s total annual operating expenses are 3.17% for Class A shares per the July 29, 2025 prospectus. The Fund’s performance would have been lower had the co-advisers not waived fees and/or reimbursed expenses. The Class A maximum sales may be reduced or waived by the Adviser. For performance information current to the most recent month-end, please call toll-free 216-329-4271.

*	Inception date of Class A Shares is April 5, 2021.

**

The S&P 500 High Dividend Index is designed to track the performance of the 80 highest yield dividend equities in the S&P 500. Given that all issuers of securities in the S&P 500 High Dividend Index are part of the S&P 500, all securities contained within the index are large capitalization U.S. equities.

***	The S&P 500 Index is designed to track the performance of 500 leading large capitalization U.S. equities.

Modern Capital Tactical Income Fund - Class ADV Shares
Investment Highlights (Unaudited)

For the Period from June 23, 2021 (Commencement of Operations) through September 30, 2025

Average Annual Total Returns
For the Fiscal Period Ended September 30, 2025	6 Months	1 Year	Since Inception*
Modern Capital Tactical Income Fund - Class ADV Shares	4.26%	4.09%	11.77%
S&P 500 High Dividend Index**	1.71%	0.85%	7.62%
S&P 500 Index ***	19.96%	17.60%	15.91%

The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum sales charge of 5.00%, where applicable. The Class A maximum sales charge may be reduced or waived by the Fund’s adviser, Modern Capital Management Co. (the “Adviser”). Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods greater than one year are annualized. The Fund’s total annual operating expenses, before fee waivers and/or expense reimbursements, are 3.58% for Class ADV shares per the July 29, 2025 prospectus. After fee waivers and/or expense reimbursements, the Fund’s total annual operating expenses are 3.15% for Class ADV shares per the July 29, 2025 prospectus. The Fund’s performance would have been lower had the co-advisers not waived fees and/or reimbursed expenses. The Class A maximum sales may be reduced or waived by the Adviser. For performance information current to the most recent month-end, please call toll-free 216-329-4271.

*	Inception date of Class ADV Shares is June 23, 2021.

**

The S&P 500 High Dividend Index is designed to track the performance of the 80 highest yield dividend equities in the S&P 500. Given that all issuers of securities in the S&P 500 High Dividend Index are part of the S&P 500, all securities contained within the index are large capitalization U.S. equities.

***	The S&P 500 Index is designed to track the performance of 500 leading large capitalization U.S. equities.

Modern Capital Tactical Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)

As of September 30, 2025

Shares		Fair Value
	CLOSED-END FUNDS — 76.6%
267,958	Aberdeen Income Credit Strategies Fund	$1,554,156
209,469	AllianceBernstein Global High Income Fund	2,348,147
136,116	Barings Global Short Duration High Yield Fund	2,104,353
4,276	BlackRock Municipal Income Fund, Inc.	53,920
55,466	BlackRock MuniYield Quality Fund III, Inc.	614,563
552,841	BlackRock Innovation and Growth Term Trust	3,704,035
207,978	Blackstone Strategic Credit Fund	2,531,092
447,479	BrandywineGLOBAL - Global Income Opportunities Fund, Inc.	3,884,118
237,292	Brookfield Real Assets Income Fund, Inc.	3,170,221
134,996	Calamos Convertible and High Income Fund	1,514,655
58,500	The Central and Eastern Europe Fund, Inc.	898,560
101,952	Clough Global Equity Fund	775,855
201,739	Clough Global Opportunities Fund	1,149,912
238,927	Destra Multi-Alternative Fund	2,064,329
55,000	DNP Select Income Fund, Inc.	550,550
29,062	DoubleLine Income Solutions Fund	356,881
37,705	DoubleLine Opportunistic Credit Fund	587,444
140,000	Eagle Point Credit Company, Inc.	925,400
363,321	Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund	3,288,055
11,819	First Trust High Yield Opportunities 2027 Term Fund	171,257
118,529	Franklin Universal Trust	952,973
206,169	FS Credit Opportunities Corp.	1,424,628
3,682	Gabelli Global Small and Mid Cap Value Trust	53,205
45,451	Highland Global Allocation Fund	413,150
248,451	Highland Income Fund	1,577,664
47,389	Kayne Anderson Energy Infrastructure Fund, Inc.	586,202
185,719	KKR Income Opportunities Fund	2,340,059
547,764	Liberty All-Star Growth Fund, Inc.	3,040,090
44,996	The Mexico Fund, Inc.	886,421
257,099	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	1,383,193
7,000	MSC Income Fund, Inc.	91,910
226,620	Nuveen Core Plus Impact Fund	2,495,086
182,022	PGIM Short Duration High Yield Opportunities Fund	3,043,408
435,865	Templeton Emerging Markets Income Fund, Inc.	2,702,363
62,522	Virtus Convertible & Income Fund II	855,301
180,045	Virtus Convertible & Income Fund	2,700,675
271,292	Virtus Global Multi-Sector Income Fund	2,155,008
80,288	Virtus Total Return Fund, Inc.	517,858
30,557	Voya Emerging Markets High Dividend Equity Fund	191,589
342,232	Western Asset Emerging Markets Debt Fund, Inc.	3,531,834

	TOTAL CLOSED-END FUNDS — (Cost $61,039,093)	63,190,120

See accompanying notes to financial statements.

Modern Capital Tactical Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

As of September 30, 2025

Shares		Fair Value
	COMMON STOCK — 10.2%
	BANKING — 1.2%
35,000	Grupo Financiero Galicia S.A. (b)	$964,600

	CONSUMER DEFENSIVE — 0.2%
45,000	B&G Foods, Inc	199,350

	CONSUMER DISCRETIONARY — 1.5%
138,570	Cresud S.A. Comercial Industrial Financiera Y Agropecuaria (b)	1,274,844

	ENERGY — 3.2%
1,228,000	Cia Energetica De Minas Gerais - Cernig (b)	2,591,080

	FINANCIALS — 1.5%
279,000	Banco Bradesco S.A. (b)	943,020
40,000	Itau Unibanco Holding S.A. (b)	293,600
		1,236,620
	PREFERRED EQUITY — 0.3%
13,571	Highland Opportunities & Income Fund 5.375% Cum. Pfd. Series B	225,279

	REAL ESTATE — 1.8%
127,698	Irsa Inversiones Y Representaciones S.A. (b)	1,511,944

	TRANSPORTATION — 0.1%
3,493	Corporacion America Airports S.A. (a)	63,293

	UTILITIES — 0.4%
28,173	Central Puerto S.A. (a)(b)	225,666
7,206	Empresa Distribuidora Y Comercializadora Norte S.A. (a)(b)	112,125
		337,791

	TOTAL COMMON STOCK — (Cost $9,617,356)	8,404,801

See accompanying notes to financial statements.

Modern Capital Tactical Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

As of September 30, 2025

Shares		Fair Value
	EXCHANGE TRADED FUNDS — 1.9%
	FINANCIALS — 1.9%
105,000	VanEck BDC Income ETF	$1,568,700

	TOTAL EXCHANGE TRADED FUNDS — (Cost $1,572,976)	1,568,700

	REAL ESTATE INVESTMENT TRUSTS — 4.9%
636,289	NexPoint Diversified Real Estate Trust	2,347,905
162,618	Seven Hills Realty Trust	1,676,592
		4,024,497

	TOTAL REAL ESTATE INVESTMENT TRUSTS — (Cost $4,956,911)	4,024,497

Principal Amount ($)		Coupon Rate (%)	Fair Value
	SHORT TERM INVESTMENTS — 1.2%
	MONEY MARKET FUNDS — 1.2%
1,025,580	First American Government Obligations Fund, Class X (c)	4.04	1,025,580

	TOTAL SHORT TERM INVESTMENTS — (Cost $1,025,580)		1,025,580

	TOTAL INVESTMENTS — 94.8% - (Cost $78,211,916)		78,213,698
	OTHER ASSETS IN EXCESS OF LIABILITIES — 5.2%		4,294,819
	NET ASSETS — 100.0%		$82,508,517

(a)	Non-income producing security.

(b)	American Depositary Receipt

(c)	Rate disclosed is the seven day effective yield as of September 30, 2025.

See accompanying notes to financial statements.

Modern Capital Tactical Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

As of September 30, 2025

Summary of Investments by Type and Sector	% of Net Assets	Fair Value
Closed-End Funds	76.60%	$63,190,120
Common Stocks:
Banking	1.20%	964,600
Consumer Defensive	0.20%	199,350
Consumer Discretionary	1.50%	1,274,844
Energy	3.20%	2,591,080
Financials	1.50%	1,236,620
Preferred Equity	0.30%	225,279
Real Estate	1.80%	1,511,944
Transportation	0.10%	63,293
Utilities	0.40%	337,791
Exchange Traded Funds	1.90%	1,568,700
Real Estate Investment Trust	4.90%	4,024,497
Short-Term Investments	1.20%	1,025,580
Other Assets in Excess of Liabilities	5.20%	4,294,819
Total Net Assets	100.0%	$82,508,517

See accompanying notes to financial statements.

Modern Capital Tactical Income Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

As of September 30, 2025

ASSETS
Investments, at value (Cost $78,211,916)	$78,213,698
Cash	91,971
Receivable for securities sold	4,449,386
Receivable for fund shares sold	99,269
Dividends and interest receivable	415,690
Prepaid expenses and other assets	200,780

TOTAL ASSETS	83,470,794

LIABILITIES
Payable for securities purchased	259,200
Payable for fund shares redeemed	595,946
Payable for fund shares distributed	59,391
Accrued investment advisory fees	1,569
Accrued fund administration, fund accounting, and transfer agency fees	9,411
Accrued audit fees and expenses	10,724
Accrued expenses and other liabilities	26,036

TOTAL LIABILITIES	962,277

NET ASSETS	$82,508,517

NET ASSETS CONSIST OF:
Paid-in capital	84,704,930
Distributable Losses	(2,196,413)

NET ASSETS	$82,508,517

Net Asset Value Per Share:
Class A Shares: (1)
Net Assets	$11,239,221
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	980,116

Net asset value (Net Assets ÷ Shares Outstanding), and redemption price per share	$11.47

Offering price per share (net asset value plus maximum sales charge of 5.00%)	$12.07
Class ADV Shares:
Net Assets	$71,269,296
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	7,277,856

Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$9.79

(1)	The Class A shares charge a 5.00% maximum sales load on all initial purchases.

See accompanying notes to financial statements.

Modern Capital Tactical Income Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Period Ended September 30, 2025

INVESTMENT INCOME
Dividend income, (net of witholding tax expense of $43,083)	$4,687,510

TOTAL INVESTMENT INCOME	4,687,510

EXPENSES
Advisory fees	254,015
Shareholder servicing fees	76,204
Professional fees	38,979
Registration fees	33,855
Trustees’ fees and expenses	10,797
Fund administration and accounting fees	42,336
Transfer agency fees	8,967
Compliance officer fees	22,509
Insurance expense	8,052
Custodian fees	16,470
Printing and postage expenses	10,248
Miscellaneous expenses	39,894

TOTAL EXPENSES	562,326

Advisory fees waived (note 2)	(105,099)

NET EXPENSES	457,227

NET INVESTMENT INCOME	$4,230,283

REALIZED AND UNREALIZED GAIN / (LOSS) ON INVESTMENTS
Net realized loss on Investments	(1,397,058)
Long-term capital gain distributions from underlying funds	233,476

Net change in unrealized appreciation on investments	211,714

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(951,868)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,278,415

See accompanying notes to financial statements.

Modern Capital Tactical Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025

FROM OPERATIONS
Net investment income	$4,230,283	$4,275,464
Net realized gain / (loss) from investments	(1,397,058)	1,129,676
Long-term capital gain distributions from underlying funds	233,476	946,970
Net change in unrealized appreciation / (depreciation) on investments	211,714	(2,207,274)

Net increase in net assets resulting from operations	3,278,415	4,144,836

DISTRIBUTIONS TO SHAREHOLDERS
From return of capital:
Class A	(21,003)	(115,523)
Class ADV	(163,983)	(1,038,770)
Total distributions paid from earnings:
Class A	(500,378)	(987,096)
Class ADV	(3,863,762)	(8,130,613)

Net decrease in net assets from distributions to shareholders	(4,549,126)	(10,272,002)

SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	1,387,491	8,597,914
Class ADV	8,374,276	51,558,811
Net asset value of shares issued in reinvestment of distributions to shareholders:
Class A	381,215	820,404
Class ADV	3,853,929	9,034,577
Payments for shares redeemed:
Class A	(2,436,656)	(1,537,939)
Class ADV	(18,224,234)	(22,950,917)
Net increase / (decrease) in net assets from shares of beneficial interest	(6,663,979)	45,522,850

TOTAL INCREASE / (DECREASE) IN NET ASSETS	(7,934,690)	39,395,684

NET ASSETS
Beginning of year/period	90,443,207	51,047,523
End of year/period	$82,508,517	$90,443,207

See accompanying notes to financial statements.

Modern Capital Tactical Income Fund

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Period Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025

SHARE ACTIVITY
Class A:
Shares sold	119,312	707,446
Shares reinvested	32,922	67,712
Shares redeemed	(214,456)	(126,446)
Net increase / (decrease) in shares of beneficial interesting outstanding	(62,221)	648,712

Class ADV:
Shares sold	843,004	4,895,383
Shares reinvested	388,404	859,987
Shares redeemed	(1,853,532)	(2,190,343)
Net increase / (decrease) in shares of beneficial interesting outstanding	(622,123)	3,565,027

SHARES OUTSTANDING
Class A:
Beginning of year/period	1,042,337	393,625
End of year/period	980,116	1,042,337

Class ADV:
Beginning of year/period	7,899,979	4,334,952
End of year/period	7,277,856	7,899,979

See accompanying notes to financial statements.

Modern Capital Tactical Income Fund

FINANCIAL HIGHLIGHTS

	Class A
	Period Ended September 30, 2025		Year Ended March 31, 2025	Year Ended March 31, 2024		Year Ended March 31, 2023		Year Ended March 31, 2022 (1)
	(Unaudited)
Net asset value, beginning of year/period	$11.53		$12.17	$11.58		$11.79		$10.00

From Investment operations:
Net investment income (2)	0.58		0.72	0.81		0.59		(0.13)
Net realized and unrealized gain / (loss) on investments	(0.09)		0.07	1.42		0.26		2.42

Total from investment operations	0.49		0.79	2.23		0.85		2.29

Less distributions from:
Net investment income	(0.53)		(1.01)	(1.10)		(0.83)		(0.50)
Capital gains	—		(0.24)	(0.54)		(0.23)		—
Return of capital	(0.02)		(0.18)	—		—		—

Total distributions	(0.55)		(1.43)	(1.64)		(1.06)		(0.50)

Net Asset Value, end of year/period	$11.47		$11.53	$12.17		$11.58		$11.79

Total Return (5)	4.27	%(4)	6.61%	20.32	%(7)	7.62%		23.12	%(4)

Net Asset Value, end of year/period (000s)	$11,239		$12,017	$4,791		$4,167		$2,356

Ratios of:
Gross expenses to average net assets (6) (7)	1.33	%(3)	1.48%	1.81%		5.74%		13.12	%(3)
Net expenses to average net assets (6) (7)	1.08	%(3)	1.05%	1.08	%(9)	4.55	%(8)	7.81	%(3)(8)
Net investment income / (loss) to average net assets (7)	10.00	%(3)	5.94%	6.77%		4.89%		(1.16	)%(3)

Portfolio Turnover Rate	356.67	%(4)	916.24%	876.50%		1228.52%		1496.05	%(4)

(1)	For a share outstanding during the initial period from April 5, 2021 (Commencement of Operations) through March 31, 2022.

(2)	Per shares amounts calculated using the average share method, which appropriately presents the per share data for the year/period.

(3)	Annualized.

(4)	Not Annualized.

(5)	Total return does not reflect sales charge, if any.

(6)	The expense ratios listed reflect total expenses prior to any waivers and reimbursements (gross expense ratio) and after any waivers and reimbursements (net expense ratio).

(7)	Recognition of the Fund’s net investment income is affected by the timing of dividend declarations of underlying funds. The expenses of the underlying funds are excluded from the Fund’s expense ratio.

(8)	Net expenses include tax expenses as a result of grantor trust income (Note 2).

(9)	Net expenses include extraordinary expenses incurred by the Fund outside of the Expense Limitation Agreement (Note 3).

See accompanying notes to financial statements.

Modern Capital Tactical Income Fund

FINANCIAL HIGHLIGHTS

	Class ADV
	Period Ended September 30, 2025		Year Ended March 31, 2025	Year Ended March 31, 2024		Year Ended March 31, 2023		Year Ended March 31, 2022 (1)
	(Unaudited)
Net asset value, beginning of year/period	$9.93		$10.67	$10.40		$10.72		$10.00

From Investment operations:
Net investment income (2)	0.50		0.61	0.72		0.47		(0.09)
Net realized and unrealized gain / (loss) on investments	(0.09)		0.08	1.23		0.27		1.32

Total from investment operations	0.41		0.69	1.95		0.74		1.23

Less distributions from:
Net investment income	(0.53)		(1.01)	(1.14)		(0.83)		(0.51)
Capital gains	—		(0.24)	(0.54)		(0.23)		—
Return of capital	(0.02)		(0.18)	—		—		—

Total distributions	(0.55)		(1.43)	(1.68)		(1.06)		(0.51)

Net Asset Value, end of year/period	$9.79		$9.93	$10.67		$10.40		$10.72

Total Return (5)	4.26	%(4)	6.61%	19.97%		7.40%		12.54	%(4)

Net Asset Value, end of year/period (000s)	$71,269		$78,426	$46,257		$26,369		$16,182

Ratios of:
Gross expenses to average net assets (6) (7)	1.33	%(3)	1.46%	1.81%		5.71%		13.04	%(3)
Net expenses to average net assets (6) (7)	1.08	%(3)	1.03%	1.08	%(9)	4.52	%(8)	7.95	%(3)(8)
Net investment income/(loss) to average net assets (7)	10.00	%(3)	5.79%	6.82%		4.37%		(1.17	)%(3)

Portfolio Turnover Rate	356.67	%(4)	916.24%	876.50%		1228.52%		1496.05	%(4)

(1)	For a share outstanding during the initial period from June 23, 2021 (Commencement of Operations) through March 31, 2022.

(2)	Per shares amounts calculated using the average share method, which appropriately presents the per share data for the year/period.

(3)	Annualized.

(4)	Not Annualized.

(5)	Total return does not reflect sales charge, if any.

(6)	The expense ratios listed reflect total expenses prior to any waivers and reimbursements (gross expense ratio) and after any waivers and reimbursements (net expense ratio).

(7)	Recognition of the Fund’s net investment income is affected by the timing of dividend declarations of underlying funds. The expenses of the underlying funds are excluded from the Fund’s expense ratio.

(8)	Net expenses include tax expenses as a result of grantor trust income (Note 2).

(9)	Net expenses include extraordinary expenses incurred by the Fund outside of the Expense Limitation Agreement (Note 3).

See accompanying notes to financial statements.

Modern Capital Tactical Income Fund
Notes to the Financial Statements (Unaudited)

As of September 30, 2025

(1)	Organization

The Modern Capital Tactical Income Fund (the “Fund”) is a series of the Modern Capital Funds Trust (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Fund is a separate, non-diversified series of the Trust.

The investment objective of the Fund is to provide income and capital gains. The Fund seeks to achieve its investment objective by tactically investing long or short primarily in publicly traded closed-end funds, domestic or foreign common stocks, exchange-traded funds (“ETFs”), sponsored American Depositary Receipts (“ADRs”) and debt instruments. The Fund seeks income from interest payments and dividends; and seeks capital gains through short-term trading strategies. The Fund may invest without restriction as to issuer capitalization, currency, or country. However, it focuses primarily on issuers in the $100 million to $10 billion capitalization range and generally limits emerging market exposure to 20% of portfolio assets.

The Fund currently has an unlimited number of authorized shares, which are divided into two classes – Class A Shares and Class ADV Shares. Each class of shares has equal rights to assets of the Fund, and the classes are identical except for differences in sales loads.

The Class A Shares and Class ADV Shares are subject to distribution plan fees as described in Note 5. The Fund’s Class A Shares are sold with an initial sales charge of 5.00%. Income, expenses (other than distribution and service fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. Both classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class.

(2)	Significant Accounting Policies

The Fund follows the accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 “Financial Services – Investment Companies,” and Financial Accounting Standards Update (“ASU”) 2013-08. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Investment Valuation

The Fund’s investments in securities are carried at market or fair value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the- counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value. Securities and assets for which representative market quotations are not readily available (e.g., (i) an exchange-traded portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time or the validity of a market quotation received is questionable; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s NAV calculation) or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by Modern Capital Management Co. (the “Adviser”), the Fund’s investment Adviser. The Board of Trustees (the “Board”) of the Trust has designated the Adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment Adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices or quotations are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data,

Modern Capital Tactical Income Fund
Notes to the Financial Statements (Unaudited) (Continued)

As of September 30, 2025

(2)	Significant Accounting Policies (Continued)

Investment Valuation (Continued)

estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund’s fair valuation policies and procedures. The Adviser reports to the Board information regarding the fair valuation process and related material matters.

Fair Value Measurement

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities

Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

Level 3: significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs as of September 30, 2025, for the Fund’s assets measured at fair value:

Investments in Securities (a)	Level 1	Level 2	Level 3	Total
Assets
Closed-End Funds	$63,190,120	$—	$—	$63,190,120
Common Stocks (b)	8,404,801	—	—	8,404,801
Exchange-Traded Funds	1,568,700	—	—	1,568,700
Real Estate Investment Trusts	4,024,497	—	—	4,024,497
Short-Term Investments	1,025,580	—	—	1,025,580
Total	$78,213,698	$—	$—	$78,213,698

(a)	The Fund had no Level 2 or Level 3 holdings as of and during the fiscal period ended September 30, 2025.

(b)	Refer to the Schedule of Investments for breakdown by industry.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Interest income is recorded on an accrual basis and includes accretion of discounts and amortization of premiums using the effective interest method. Gains and losses are determined on the identified cost basis, which is the same basis used for federal tax income purposes.

Modern Capital Tactical Income Fund
Notes to the Financial Statements (Unaudited) (Continued)

As of September 30, 2025

(2)	Significant Accounting Policies (Continued)

Expenses

The Fund is responsible for all expenses incurred specifically on its behalf by the Trustees. Distribution fees are charged to that class of shares. All other expenses are allocated based upon the daily net assets of each class of shares.

Distributions

The Fund may declare and distribute dividends from net investment income (if any) monthly. Distributions from capital gains (if any) are generally declared and distributed annually. Dividends and distributions to shareholders are recorded on ex-date.

Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reported period. Actual results could differ from those estimates.

Segment Reporting

In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole thereby enabling better understanding of how an entity’s segments impact overall performance. The Fund represents a single operating segment. Subject to the oversight and, when applicable, approval of the Board of Trustees, the Fund’s Portfolio Managers act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation. The CODM monitors the operating results as a whole and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statement note disclosures only and did not affect the Fund’s financial position or the results of its operations.

Federal Income Taxes

No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

For the fiscal tax year ended February 28, 2023, the Fund did not meet the gross income test for qualification as a regulated investment company (“RIC”). In order to continue to qualify as a RIC, the Fund elected to pay an excise tax in the amount of $922,456. The Fund did not meet the gross income test due to their investment in certain Grantor Trusts that generated income that was not considered qualifying under the gross income test.

Reclassification of capital accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

Modern Capital Tactical Income Fund
Notes to the Financial Statements (Unaudited) (Continued)

As of September 30, 2025

(2)	Significant Accounting Policies (Continued)

Federal Income Taxes (Continued)

For the year ended March 31, 2025, the Fund made the following permanent tax adjustments on the Statement of Assets and Liabilities:

Distributable Earnings	Paid-in Capital
$905,741	$(905,741)

(3)	Transactions with Related Parties and Service Providers

Adviser

The Fund pays a monthly fee to the Adviser calculated at the annual rate of 0.60% of the Fund’s average daily net assets.

The Adviser has entered into a contractual agreement (the “Expense Limitation Agreement”) with the Trust in which the Adviser has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses, including the Adviser’s management fee, any organizational and offering expenses (exclusive of (i) brokerage fees and commissions; (ii) shareholder servicing fees; (iii) borrowing costs (such as interest and dividend expense on securities sold short); (iv) taxes; (v) specialized pricing services and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Trust officers and Trustees, contractual indemnification of Fund service providers (other than the adviser)) in order to limit annual Fund operating expenses to 0.90%, and 0.90% for Class A shares, and Class ADV shares, respectively. These expense limitations will remain in effect until at least July 29, 2026. This agreement may be terminated by the Board upon written notice to the Adviser. The agreement may not be terminated by the Adviser without consent of the Board. The Adviser will be permitted to recover fees and expenses it has borne, within three years after the fees were waived or expenses reimbursed, only to the extent that the Fund’s expenses do not exceed the lesser of (1) the expense limit in effect at the time the adviser waives or limits the fees and (2) the expense limit in effect at the time the Adviser recovers fees.

For the period ended September 30, 2025, $254,015 in advisory fees were incurred by the Fund, of which $105,099 were waived.

The Adviser may recapture a portion of the amount noted above no later than the years as stated below:

March 31, 2026	March 31, 2027	March 31, 2028	March 31, 2029	Total
$303,620	$266,482	$318,357	$105,099	$993,558

Administrator, Fund Accounting and Custody

Trailmark Fund Solutions, LLC (“Trailmark”), located at 3000 Auburn Drive, Suite 410, Beachwood, OH 44122 provides accounting, administrative, and transfer agent services to the Fund. The Fund has entered into a Master Services Agreement (“Services Agreement”) with Trailmark. Under the Services Agreement, Trailmark is responsible for a wide variety of` functions, including but not limited to: (a) Fund accounting services; (b) financial statement preparation; (c) valuation of the Fund’s portfolio investments; (d) pricing the Fund’s shares; (e) assistance in preparing tax returns; and (f) preparation and filing of required regulatory reports and are paid fees, computed and payable monthly at an annual rate based on the average daily net assets of the Fund.

U.S. Bank National Association (“USB N.A.”) serves as the custodian to the Fund. Under a custody services agreement, USB N.A. is paid a custody fee monthly based on the average daily market value of any securities and cash held in the portfolio.on Fee

The Fund incurred $42,336 in administration and fund accounting fees, and $16,470 in custody fees for the period ended September 30, 2025.

Modern Capital Tactical Income Fund
Notes to the Financial Statements (Unaudited) (Continued)

As of September 30, 2025

(3)	Transactions with Related Parties and Service Providers (Continued)

Compliance Services

Vigilant Compliance, LLC provides services as the Trust’s Chief Compliance Officer. Vigilant Compliance, LLC is entitled to receive customary fees from the Fund for their services pursuant to the Compliance Services agreement with the Fund.

Transfer Agency

Trailmark also serves as dividend disbursing agent and transfer agent (the “Transfer Agent”) pursuant to the Master Fund Services Agreement with the Trust. The Fund incurred $8,967 in transfer agent fees from Trailmark during the period ended September 30, 2025

Distributor

Vigilant Distributors, LLC. (the “Distributor”) serves as the Fund’s principal underwriter and distributor.

Related Broker

The Fund utilizes brokerage services through an affiliate of the Adviser. White Mountain Capital, LLC (“White Mountain”), a registered broker-dealer which is wholly owned by the Adviser, acted as the Fund’s fully disclosed clearing broker. During the period ended September 30, 2025, White Mountain received commissions from trading activities in the amount of $990,876.

(4)	Trustees and Officers

The Trust is governed by the Board of Trustees, which is responsible for the management and oversight of the Fund. The Trustees meet periodically throughout the year to review contractual agreements with companies that furnish services to the Fund; review performance of the Adviser and the Fund; and oversee activities of the Fund. Officers of the Trust and Trustees who are interested persons of the Trust or the Adviser will receive no salary or fees from the Trust. Each Trustee who is not an “interested person” of the Trust or the Adviser within the meaning of the 1940 Act, as amended (the “Independent Trustees”) receives $2,500 per quarter from the Fund. The Trust reimburses each Trustee and officer of the Trust for his or her travel and other expenses related to attendance of Board meetings.

(5)	Shareholder Services Plan

The Fund has adopted a Shareholder Services Plan (the “Shareholder Services Plan”) on behalf of its Class A and Class ADV shares that allows it to make payments to financial intermediaries and other service providers for shareholder servicing and maintenance of shareholder accounts that are held in omnibus or networked accounts or a similar arrangement with a financial intermediary. These shareholder servicing and maintenance fees may not exceed 0.25% per year of the Fund’s average daily net assets for the Class’s shares and may not be used to pay for any services in connection with the distribution and sale of such shares. During the period ended September 30, 2025, the Fund incurred $76,204 in shareholder servicing fees.

(6)	Purchases and Sales of Investment Securities

For the period ended September 30, 2025, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Purchases of Securities	Proceeds from Sales of Securities
$281,948,571	$278,486,356

There were no long-term purchases or sales of the U.S. Government Obligations for the period ended September 30, 2025.

Modern Capital Tactical Income Fund
Notes to the Financial Statements (Unaudited) (Continued)

As of September 30, 2025

(7)	Risks

Active Trading Risk. Active trading of portfolio securities (commonly known as day-trading strategies) may result in added expenses, a lower return and increased tax liability. Because the Adviser engages in high turnover trading strategies that seek to leverage short term price dislocations through the duration of a trade, the Fund will have high portfolio turnover rates, which at times may be significantly in excess of 1,000% of capital over the course of a year. Increased portfolio turnover causes the Fund to incur higher brokerage costs, which may adversely affect the Fund’s performance and may produce increased taxable distributions.

Closed-End Fund Risk. Closed-end funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund resulting in duplicative fees and expenses. As such, your cost of investing will be higher than the cost of investing directly in a closed-end fund and may be higher than other mutual funds that invest directly in stocks and bonds. Closed-end funds are also subject to management risk because the Adviser to the underlying closed-end fund may be unsuccessful in meeting the fund’s investment objective. These funds may also trade at a discount or premium to their net asset value and may trade at a larger discount or smaller premium subsequent to purchase by the Fund. Since closed-end funds trade on exchanges, the Fund will also incur brokerage expenses and commissions when it buys or sells closed-end fund shares.

Equity Securities Risk. The Fund may invest in equity securities including common stocks, which include the common stock of any class or series of domestic or foreign corporations or any similar equity interest, such as a trust or partnership interest. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or facts relating to specific companies in which the Fund invests. These investments may or may not pay dividends and may or may not carry voting rights. Common stock occupies the most junior position in a company’s capital structure.

ADR Risk. ADRs are receipts, issued by depository banks in the United States, for shares of a foreign-based company that entitle the holder to dividends and capital gains on the underlying security. ADRs may be sponsored or unsponsored. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees.

Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. In addition to the risks of investing in foreign securities, there is no guarantee that an ADR issuer will continue to offer a particular ADR. As a result, the Fund may have difficulty selling the ADR or selling them quickly and efficiently at the prices at which they have been valued. The issuers of unsponsored ADRs are not obligated to disclose information that is considered material in the U.S. and voting rights with respect to the deposited securities are not passed through. ADRs may not track the prices of the underlying foreign securities on which they are based, and their values may change materially at times when U.S. markets are not open for trading.

Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or repay the security before its stated maturity, and the Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Fund’s income.

Cybersecurity Risk. The computer systems, networks and devices used by the Fund and its service providers to carry out routine business operations employ a variety of protections designed to prevent damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices potentially can be breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach.

Emerging Market Risk. Emerging market countries may have relatively unstable governments, weaker economies, and less developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

Modern Capital Tactical Income Fund
Notes to the Financial Statements (Unaudited) (Continued)

As of September 30, 2025

(7)	Risks (Continued)

ETF Risk. When the Fund invests in an ETF, it will indirectly bear its proportionate share of any fees and expenses payable directly by the ETF. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the ETFs and the level of risk arising from the investment practices of the ETFs (such as the use of leverage by the funds). The Fund has no control over the investments and related risks taken by the ETFs in which it invests. Additionally, investments in ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted for a number of reasons.

Foreign and Currency Exposure Risk. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar.

High-Yield Risk. High-yield, high-risk securities, commonly called “junk bonds,” are considered speculative. While generally providing greater income than investments in higher-quality securities, these lower-quality securities will involve greater risk of principal and income that higher-quality securities.

Interest Rate Risk. Interest rate risk is the risk that debt prices overall, including the prices of securities held by the Fund, will decline over short or even long periods of time due to rising interest rates. Debt instruments with longer maturities tend to be more sensitive to interest rates than bonds with shorter maturities. Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates. As a result, for the present, interest rate risk may be heightened.

Leverage Risk. The use of leverage by the Fund, by borrowing money to purchase securities, will cause the Fund to incur additional expenses and magnify the Fund’s gains or losses.

Management Risk. The Adviser’s tactical strategy may not produce the desired results. The portfolio manager’s judgments about the attractiveness, value and potential appreciation of particular asset classes, sectors or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio manager’s judgment will produce the desired results.

Non-Diversification Risk. Because a relatively high percentage of a non-diversified Fund’s assets may be invested in the securities of a limited number of companies that could be in the same or related economic sectors, the Fund’s portfolio may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio of a diversified fund.

Security Market Risk. The value of the Fund may decrease in response to the activities and financial prospects of the securities markets generally, or an individual security in the Fund’s portfolio. Unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues, climate change and climate related events; and recessions and depressions could have a significant impact on the Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen. Inflation pressures have been fueled by elevated energy prices. One of the main near-term sources of elevated energy prices is the geopolitical tensions between Russia and Ukraine. These tensions could either escalate into military conflict or could dissipate based on various factors facing Russia and Ukraine. Due to Europe’s reliance on Russian oil and gas, Russia’s bargaining position may decline as the demand for oil and gas declines. This could lead to near term energy price volatility and may contribute to inflation pressures.

China remains a risk factor to both the global supply and demand. The 2021 Chinese property market correction appears broader and deeper than China’s prior housing cycles. Weak market sentiment in China, combined with a high volume of property developer bonds maturing in the offshore USD denominated markets in the first half of 2022, increase the risk of a lack of liquidity in the Chinese property market. The Chinese property market slowdown and resulting potential weakness in China’s economic growth could have broader repercussions. China currently accounts for around half the annual copper and steal used globally while being expected to comprise more than 20% of global GDP growth between 2021 and 2026. Additionally, the Chinese market remains important to both

Modern Capital Tactical Income Fund
Notes to the Financial Statements (Unaudited) (Continued)

As of September 30, 2025

(7)	Risks (Continued)

U.S. and globally listed companies as a growing consumer market and an important part of supply chains. Chinese policy action may help mitigate this risk from the property sector and restore confidence and stability. It is impossible to predict the effects of these or similar events in the future on the Fund, although it is possible that these or similar events could have a significant adverse impact on the NAV and/or risk profile of the Fund.

Short Selling Risk. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. The Fund may not be able to successfully implement its short sale strategy due to limited availability of desired securities or for other reasons.

Small and Medium (Mid) Capitalization Stock Risk. The earnings and prospects of small and mid-capitalization companies are more volatile than larger companies, they may experience higher failure rates than larger companies and normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures.

(8)	Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

Management reviewed the Fund’s tax positions taken or to be taken on federal income tax returns for the years ended March 31, 2025 and 2024, February 29, 2024 and February 28, 2023 and 2022 and determined that the Fund does not have a liability for uncertain tax positions. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Fund did not incur any interest or penalties.

The Fund paid $7,493,274 in income, $1,624,435 in long-term capital gain distributions and $1,154,293 in return of capital for the tax year ended March 31, 2025.

The Fund paid $5,617,690 in income and $420,393 in long-term capital gain distributions for the extended tax period ended March 31, 2024.

As of March 31, 2025, the tax-basis cost of investments and components of distributable earnings were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation / (Depreciation)
$88,923,475	$2,468,776	$(1,944,823)	$523,953

Undistributed Ordinary Income	Undistributed Long- Term Capital Gains	Other Accumulated Losses	Net Unrealized Appreciation / (Depreciation)	Total Distributable Earnings
$—	$—	$(1,449,655)	$523,953	$(925,702)

Other accumulated losses primarily relate to the timing of tax paid under internal revenue code section 851(i)(2) related to the gross income test for qualification as a regulated investment company (“RIC”).

Modern Capital Tactical Income Fund
Notes to the Financial Statements (Unaudited) (Continued)

As of September 30, 2025

(9)	Beneficial Ownership

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of September 30, 2025, RBC Capital Markets, LLC held approximately 64% of the Fund. The Fund has no knowledge as to whether all or any portion of the shares of record owned by RBC Capital Markets, LLC are also owned beneficially, or the identity of customers of RBC Capital Markets, LLC who may beneficially own Fund shares.

(10)	Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. The Fund expects risk of loss to be remote.

(11)	Subsequent Events

In accordance with GAAP, management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements. Management has concluded there are no additional matters, other than those noted above, requiring recognition or disclosure.

Modern Capital Tactical Income Fund
Additional Information (Unaudited)

As of September 30, 2025

1.	Proxy Voting Policies and Voting Records

A copy of the Adviser’s Proxy and Corporate Action Voting Policies and Procedures is included as Appendix A to the Fund’s Statement of Additional Information and is available, without charge, upon request, by calling 216-329-4271, and on the website of the Securities and Exchange Commission (“SEC”) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC’s website at http://www.sec.gov.

2.	Tax Information

We are required to advise you within 60-days of the Fund’s fiscal year-end regarding the federal tax status of certain distributions received by shareholders during each fiscal year. The following information is provided for the Fund’s fiscal year ended March 31, 2025.

The Fund paid $7,493,274 in income, $1,624,435 in long-term capital gain distributions and $1,154,293 in return of capital for the tax year ended March 31, 2025.

Dividend and distributions received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income. However, many retirement plans may need this information for their annual information meeting.

3.	Approval of Investment Advisory Agreement

The Board of Trustees (the “Board”) of Modern Capital Funds Trust (the “Trust”) met virtually at a regular meeting of the Trust on June 24, 2025, for purposes of, among other things, considering whether it would be in the best interests of Modern Capital Tactical Opportunities Fund (the “Fund”) and its shareholders of Class A and Class ADV shares for the Board to reapprove the Management Agreement (the “Agreement”) between the Trust on behalf of the Fund and Modern Capital Management Co. (the “Adviser”).

In connection with the Board’s review of the Agreement, the Trustees of the Trust who were not “interested persons” of the Fund within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”) (collectively, the “Independent Trustees”) requested, and the Adviser provided the Board with, information about a variety of matters, including, among other information, the following information:

●

nature, extent and quality of services to be provided by the Adviser, including background information on the qualifications and experience of key professional of the Adviser personnel that provide services to the Fund;

●	fees charged to and expenses of the Fund, including comparative fee and expense information for registered investment companies similar to the Fund;

●	costs of the services provided;

●	profits, if any, expected to be realized by the Adviser; and

●	economies of scale.

At the June 24, 2025, meeting, the Board and the Independent Trustees determined that the Agreement was in the best interests of the Fund in light of the proposed services, personnel, expenses and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment and approved them.

To reach this determination, the Board considered its duties under the 1940 Act as well as under the general principles of state law in reviewing and approving advisory contracts; the fiduciary duty of the Adviser with respect to the Agreement and the receipt of investment advisory compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreement, the

Modern Capital Tactical Income Fund
Additional Information (Unaudited) (Continued)

As of September 30, 2025

3.	Approval of Investment Advisory Agreement (Continued)

Independent Trustees received materials in advance of the Board meeting from the Adviser. The Board applied its business judgment to determine whether the arrangement by the Fund and Adviser is a reasonable business arrangement from the Fund’s perspective as well as from the perspective of its proposed shareholders.

Nature, Extent and Quality of Services Provided by the Advisor

The Board noted that the Adviser was an SEC-registered investment adviser with approximately $102 million in assets under management (“AUM”) as of the end of the review period. The Board reviewed the background information, including education, of the key investment personnel responsible for servicing the Fund and noted their deep financial industry experience. The Board concluded that the Adviser continues to provide high quality services to the Fund.

Performance

The Board noted that as of March 31, 2025, the annualized return of the Fund’s Class A shares over the prior one-year period of 6.53% was higher than the performance of the Fund’s Morningstar category, and was, over the same period, lower than the performance of the Fund’s new benchmark index, the S&P 500 High Dividend Index, which was added on July 29, 2024, as well as the Fund’s new appropriate broad-based securities market index (“ABBSMI”), an additional primary benchmark index added on March 31, 2025 in response to new regulatory requirements, but was higher than the performance of the Fund’s previous benchmark index. The Board further noted that the Fund’s annual return on a since-inception basis of 14.23% was, over the same period, higher than the performance of the Fund’s category and its prior benchmark index, but was lower than both of its new benchmark indices, the S&P 500 High Dividend Index and the S&P 500 Index. The Board agreed that the Fund’s performance has been strong.

Fees and Expenses

The Board noted that as of March 31, 2025, the Adviser charged the Fund an annual advisory fee of 0.60%, which was below the Fund’s peer group average of 0.85%. The Board further noted that the Fund’s net expense ratio for both Class A and Class ADV shares of 3.02% was below the Fund’s peer group average, and that the Fund had an expense limitation agreement in place for both series. It was also reported to the Board that the Fund’s acquired fund fees and expenses were 0.98% for both Class A and Class ADV shares. The Board agreed that the fees and expenses with respect to the Fund were not unreasonable. The Board also considered the extent that the Fund invested in closed-end funds and took account the fees charged by the underlying funds. The Board also considered that the Adviser was waiving a portion of its advisory fee paid by the Fund pursuant to an operating expense limitation agreement that limited the Fund’s annual operating expenses to 0.90%.

Profitability

The Board reviewed the Adviser’s pro-forma financials with respect to the Fund’s operations and considered the Adviser’s profitability in terms of absolute dollars and as a percentage of revenue. The Board noted that for the fiscal year ended March 31, 2025, the Adviser reported a loss with respect to its management of the Fund. The Board agreed that the Adviser’s relationship to the Fund to date had not been profitable.

Economies of Scale

The Board considered whether the Adviser had achieved economies of scale with respect to its relationship to the Fund. The Trustees noted that the Fund’s AUM had grown by approximately 77% between March 31, 2024, and March 31, 2025, and that the Adviser did not foresee capacity limitations with respect to the Fund’s future growth. The Board acknowledged the Adviser’s claim that the Fund would experience economies of scale as it grew larger and the Adviser’s willingness to implement breakpoints in response. The Board agreed that it would continue to evaluate whether breakpoints should be implemented.

Conclusion

Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the advisory agreement and the Board concluded that the approval of the advisory agreement was in the best interests of the Fund and its shareholders.

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Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable at this time.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable at this time.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included as part of the report to shareholders filed under Item 7 of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable at this time.

Item 16. Controls and Procedures.

(a)	Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-Ended Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

None.

Item 19. Exhibits.

(a)	(1) Not applicable.

(a)	(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)	(3) Not applicable to open-end investment companies.

(b)	Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Modern Capital Funds Trust

/s/ Bradley D. Atkins
By Bradley D. Atkins
President and Principal Executive Officer
Date: December 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Bradley D. Atkins
By Bradley D. Atkins
President and Principal Executive Officer
Date: December 5, 2025

/s/ John Tabb
By John Tabb
Treasurer, Principal Accounting Officer, Principal Financial Officer and Secretary
Date: December 5, 2025